Benefit plans (Details 5) $ in Millions	Dec. 31, 2022 ARS ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 234
Later Than Two Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	44
Later Than Three Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	46
Later Than Four Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	43
Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	10
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 39